Pension and Severance Plans (Details 4) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Japanese Plans [Member]
Projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligations	¥ 735,853	¥ 709,554
Accumulated benefit obligations	731,666	705,537
Fair value of plan assets	536,648	515,701
Weighted-average assumptions used to determine benefit obligation
Discount rate	2.10%	2.30%
Rate of compensation increase	0.00%	0.00%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate	2.30%	2.20%	2.30%
Expected return on plan assets	2.90%	3.60%	3.90%
Rate of compensation increase	0.00%	2.70%	2.50%
Foreign Plans [Member]
Projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligations	176,755	177,131
Accumulated benefit obligations	167,609	163,120
Fair value of plan assets	¥ 121,338	¥ 100,526
Weighted-average assumptions used to determine benefit obligation
Discount rate	5.20%	5.50%
Rate of compensation increase	3.50%	4.00%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate	5.50%	6.50%	6.00%
Expected return on plan assets	5.90%	6.50%	7.10%
Rate of compensation increase	4.00%	3.20%	3.40%